Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current
Deposits	$ 984	$ 2,248
Prepayments	1,262	266
VAT receivable	325	379
Others	671	214
Other assets, Current	3,242	3,107
Non-current
Rental deposits	232	284
Other assets, Non-current	$ 232	$ 284